CONSOLIDATED CONDENSED INTERIM STATEMENT OF OTHER COMPREHENSIVE INCOME - ARS ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement of comprehensive income [abstract]
Net Income for The Period	$ 167,940,407	$ 165,715,616	$ 956,161,583	$ 499,339,552
Items of Other Comprehensive Income to be reclassified to Income for the period
Exchange Difference for Translation of Financial Statements	365,568	537,213	533,085	802,266
Profits or Losses from Financial Instruments
Income for the Period from Financial Instruments at Fair Value through OCI	25,676,063	(864,587)	25,777,982	215,528
Income Tax	(8,924,533)	208,767	(9,125,784)	(35,844)
Total Other Comprehensive Income	17,117,098	(118,607)	17,185,283	981,950
Total Comprehensive Income	185,057,505	165,597,009	973,346,866	500,321,502
Total Comprehensive Income Attributable to Parent Company's Owners	185,086,049	165,596,951	973,455,381	500,321,369
Total Comprehensive Income Attributable to Non-controlling Interests	$ (28,544)	$ 58	$ (108,515)	$ 133